Fair Value Measurements (Details) - Schedule of Assets and Liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - Money market fund	$ 328,226,432	$ 323,716,979
Liabilities:
Derivative warrant liabilities - Public warrants	1,294,770	8,582,810
Derivative warrant liabilities - Private placement warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account - Money market fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private placement warrants	41,280	271,760
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account - Money market fund
Liabilities:
Derivative warrant liabilities - Public warrants
Derivative warrant liabilities - Private placement warrants